OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of detailed information about other payables [Table Text Block]
	December 31, 2021	December 31, 2020
Escrow Funds Payables	3,264	-
Other Payables	91	64
Total Other Payables	3,351	64